Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 14, 2013
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000882381
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 14, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012